united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst Pivotal Growth Fund
(BUYAX, BUYCX, BUYIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

December 31, 2021

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1

Schedules of Investments	Page 7

Statements of Assets and Liabilities	Page 22

Statements of Operations	Page 24

Statements of Changes in Net Assets	Page 26

Financial Highlights	Page 28

Notes to Financial Statements	Page 40

Supplemental Information	Page 52

Expense Example	Page 56

Privacy Notice	Page 57

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**
Class A	(20.76)%	(17.45)%	5.80%	8.34%	N/A
Class A with load	(25.32)%	(22.39)%	4.56%	7.70%	N/A
Class C	(21.06)%	(18.28)%	5.02%	7.79%	N/A
Class I	(20.65)%	(17.45)%	6.08%	N/A	14.73%
S&P 500 Total Return Index(a)	11.67%	28.71%	18.47%	16.55%	3.35%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.70% for Class A, 2.45% for Class C and 1.45% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is June 6, 2014, for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	33.9%
Internet Media & Services	22.7%
Technology Services	11.6%
Specialty Finance	9.8%
E-Commerce Discretionary	8.7%
Renewable Energy	4.6%
Automotive	3.4%
Health Care Facilities & Services	2.8%
Entertainment Content	1.9%
Medical Equipment & Devices	0.3%
Other/Cash & Equivalents	0.3%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Energy Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(2.18)%	41.67%	(4.81)%	(4.99)%
Class A with load	(7.83)%	33.51%	(5.95)%	(5.79)%
Class C	(2.55)%	40.57%	(5.53)%	(5.67)%
Class I	(2.05)%	42.05%	(4.57)%	(4.74)%
Alerian MLP Total Return Index(a)	(5.19)%	40.17%	(2.70)%	(4.90)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 1.81% for Class A, 2.56% for Class C, and 1.56% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Oil & Gas Producers	99.6%
Other/Cash & Equivalents	0.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Pivotal Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(10.04)%	2.94%	6.42%	5.60%
Class A with load	(15.19)%	(2.97)%	5.16%	4.82%
Class C	(10.45)%	2.16%	5.62%	4.81%
Class I	(9.95)%	3.17%	6.68%	5.88%
S&P 500 Total Return Index(a)	11.67%	28.71%	18.47%	14.78%
Russell 3000 Total Return Index(b)	9.17%	25.66%	17.97%	14.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.57% for Class A, 3.31% for Class C and 2.29% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The Russell 3000 Total Return Index, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	24.3%
Internet Media & Services	10.5%
Semiconductors	10.5%
E-Commerce Discretionary	8.9%
Technology Services	7.8%
Entertainment Content	6.3%
Biotech & Pharma	6.1%
Home Construction	4.6%
Technology Hardware	3.3%
Apparel & Textile Products	2.9%
Other/Cash & Equivalents	14.8%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**
Class A	4.62%	16.55%	10.35%	9.77%	N/A
Class A with load	(1.39)%	9.85%	9.05%	9.12%	N/A
Class C	4.18%	15.63%	9.49%	8.94%	N/A
Class I	4.78%	16.87%	10.62%	N/A	7.58%
MSCI All Country World Stock Index(a)	5.75%	19.04%	14.97%	12.44%	10.42%
MSCI All Country World Stock Value Index(b)	5.15%	20.41%	9.48%	9.61%	6.72%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.65% for Class A, 2.40% for Class C, and 1.39% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 27 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

**	Inception date is June 6, 2014, for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Biotech & Pharma	12.5%
Technology Hardware	8.7%
Food	8.6%
Semiconductors	7.1%
Telecommunications	6.0%
Gas & Water Utilities	5.2%
Wholesale - Consumer Staples	5.0%
Engineering & Construction	4.7%
Chemicals	3.7%
Software	3.5%
Other/Cash & Equivalents	35.0%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**	Since Inception***
Class A	5.43%	17.83%	11.42%	12.38%	N/A
Class A with load	(0.63)%	11.04%	10.11%	11.68%	N/A
Class C	5.04%	16.94%	10.59%	11.56%	N/A
Class I	5.54%	18.11%	11.70%	N/A	9.67%
Lipper Flexible Portfolio Funds Index(a)	3.79%	13.66%	11.21%	9.14%	7.75%
S&P 500 Total Return Index(b)	11.67%	28.71%	18.47%	16.35%	14.73%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.94% for Class A, 2.69% for Class C, and 1.69% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Lipper Flexible Portfolio Funds Index, is an index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the benchmarks.

***	Inception date is June 6, 2014, for Class I and the benchmarks.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Retail - Discretionary	13.2%
Health Care Facilities & Services	13.0%
Technology Services	10.2%
Software	9.5%
Technology Hardware	8.2%
Leisure Facilities & Services	7.6%
Retail - Consumer Staples	7.3%
Electrical Equipment	6.1%
Semiconductors	4.8%
Biotech & Pharma	4.6%
Other/Cash & Equivalents	15.5%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**
Class A	15.49%	19.81%	14.42%	15.55%	N/A
Class A with load	8.85%	12.92%	13.07%	14.87%	N/A
Class C	15.05%	18.86%	13.55%	14.68%	N/A
Class I	15.61%	20.08%	14.70%	N/A	13.35%
S&P 500 Total Return Index(a)	11.67%	28.71%	18.47%	16.55%	14.73%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 1.48% for Class A, 2.23% for Class C and 1.23% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is June 6, 2014, for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Electrical Equipment	10.7%
Semiconductors	8.4%
Technology Hardware	6.0%
Automotive	5.3%
Medical Equipment & Devices	5.1%
Health Care Facilities & Services	5.0%
Metals & Mining	4.9%
Banking	4.8%
Technology Services	4.6%
Software	4.6%
Other/Cash & Equivalents	40.6%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 99.7%
	AUTOMOTIVE - 3.4%
19,370	XPEL, Inc.(a),(b)	$1,322,584

	E-COMMERCE DISCRETIONARY - 8.7%
560	Amazon.com, Inc.(a)	1,867,230
1,130	MercadoLibre, Inc.(a)	1,523,692
		3,390,922
	ENTERTAINMENT CONTENT - 1.9%
16,210	Bilibili, Inc. - ADR(a),(b)	752,144

	HEALTH CARE FACILITIES & SERVICES - 2.8%
3,675	Joint Corporation (The)(a)	241,411
9,130	Teladoc Health, Inc.(a),(b)	838,317
		1,079,728

	INTERNET MEDIA & SERVICES - 22.7%
830	Alphabet, Inc., Class C(a)	2,401,680
1,063	Fiverr International Ltd.(a),(b)	120,863
13,110	Meta Platforms, Inc., Class A(a)	4,409,549
3,105	Netflix, Inc.(a)	1,870,576
		8,802,668
	MEDICAL EQUIPMENT & DEVICES - 0.3%
479	Repligen Corporation(a)	126,858

	RENEWABLE ENERGY - 4.6%
6,335	SolarEdge Technologies, Inc.(a),(b)	1,777,411

	SOFTWARE - 33.9%
830	Adobe, Inc.(a),(b)	470,660
8,790	Crowdstrike Holdings, Inc., Class A(a)	1,799,753
4,020	Digital Turbine, Inc.(a),(b)	245,180
9,595	DocuSign, Inc.(a)	1,461,414
1,145	Everbridge, Inc.(a),(b)	77,093
70	Microsoft Corporation	23,542
8,595	Mimecast Ltd.(a),(b)	683,904
8,565	Okta, Inc.(a),(b)	1,920,015

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 33.9% (Continued)
6,500	RingCentral, Inc., Class A(a),(b)	$1,217,775
2,915	ServiceNow, Inc.(a)	1,892,155
4,740	Twilio, Inc., Class A(a),(b)	1,248,232
3,460	Veeva Systems, Inc., Class A(a)	883,961
6,750	Zoom Video Communications, Inc., Class A(a)	1,241,393
		13,165,077
	SPECIALTY FINANCE - 9.8%
411,197	OppFi, Inc.(a),(b)	1,866,834
122,480	SoFi Technologies, Inc.(a),(b)	1,936,409
		3,803,243
	TECHNOLOGY SERVICES - 11.6%
9,515	Block, Inc., Class A(a)	1,536,767
4,205	Mastercard, Inc., Class A	1,510,941
7,695	PayPal Holdings, Inc.(a)	1,451,123
		4,498,831

	TOTAL COMMON STOCKS (Cost $35,164,968)	38,719,466

	COLLATERAL FOR SECURITIES LOANED - 29.5%
11,479,643	Mount Vernon Liquid Assets Portfolio, 0.12% (Cost $11,479,643)(c),(d)	11,479,643

	TOTAL INVESTMENTS - 129.2% (Cost $46,644,611)	$50,199,109
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.2)%	(11,338,778)
	NET ASSETS - 100.0%	$38,860,331

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $10,675,505.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6%
	OIL & GAS PRODUCERS - 99.6%
135,205	Cheniere Energy, Inc.	$13,712,491
44,440	Crestwood Equity Partners, L.P.	1,226,100
45,409	DT Midstream, Inc.	2,178,724
182,242	Enbridge, Inc.	7,122,017
1,562,278	Energy Transfer, L.P.	12,857,548
1,020,456	EnLink Midstream, LLC	7,030,942
598,416	Enterprise Products Partners, L.P.	13,141,215
695,218	Equitrans Midstream Corporation	7,188,554
257,369	Gibson Energy, Inc.	4,568,114
92,733	Hess Midstream, L.P., A	2,562,213
249,107	Keyera Corporation	5,626,428
392,530	Kinder Morgan, Inc.	6,225,526
136,963	Magellan Midstream Partners, L.P.	6,360,562
37,510	Marathon Petroleum Corporation	2,400,265
25,866	MPLX, L.P.	765,375
871,487	NextDecade Corporation(a)	2,483,738
76,671	NuStar Energy, L.P.	1,217,535
115,965	ONEOK, Inc.	6,814,103
376,991	Pembina Pipeline Corporation	11,434,137
686,627	Plains GP Holdings, L.P., Class A	6,962,398
129,378	Targa Resources Corporation	6,758,707
143,570	TC Energy Corporation	6,681,748
1,001,405	Tellurian, Inc.(a)	3,084,327
36,643	Western Midstream Partners, L.P.	816,040
547,089	Williams Companies, Inc. (The)	14,246,197
		153,465,004

	TOTAL COMMON STOCKS (Cost $146,500,732)	153,465,004

	TOTAL INVESTMENTS - 99.6% (Cost $146,500,732)	$153,465,004
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	687,696
	NET ASSETS - 100.0%	$154,152,700

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 2.9%
1,555	NIKE, Inc., Class B	$259,172

	BANKING - 2.5%
4,615	Wells Fargo & Company	221,428

	BIOTECH & PHARMA - 6.1%
1,290	AbbVie, Inc.(a)	174,666
2,210	Bristol-Myers Squibb Company	137,794
3,225	Gilead Sciences, Inc.	234,167
		546,627

	E-COMMERCE DISCRETIONARY - 8.9%
108	Amazon.com, Inc.(b)	360,109
460	Etsy, Inc.(a),(b)	100,712
245	MercadoLibre, Inc.(b)	330,358
		791,179

	ENTERTAINMENT CONTENT - 6.3%
1,145	Sea Ltd., Class A - ADR(b)	256,148
1,960	Walt Disney Company (The)(b)	303,584
		559,732

	HEALTH CARE FACILITIES & SERVICES - 2.9%
510	UnitedHealth Group, Inc.	256,091

	HOME CONSTRUCTION - 4.6%
69	NVR, Inc.(b)	407,712

	INTERNET MEDIA & SERVICES - 10.5%
90	Alphabet, Inc., Class A(b)	260,734
670	Meta Platforms, Inc., Class A(b)	225,355
315	Netflix, Inc.(b)	189,769
1,150	Roku, Inc.(b)	262,430
		938,288
	LEISURE FACILITIES & SERVICES - 2.4%
1,865	Starbucks Corporation	218,149

The accompanying notes are an integral part of these financial statements.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE PRODUCTS - 1.4%
3,400	Peloton Interactive, Inc., Class A(a),(b)	$121,584

	SEMICONDUCTORS - 10.5%
3,400	Advanced Micro Devices, Inc.(b)	489,260
1,525	NVIDIA Corporation	448,518
		937,778
	SOFTWARE - 24.3%
880	Adobe, Inc.(b)	499,012
700	Bill.com Holdings, Inc.(a),(b)	174,405
1,910	Crowdstrike Holdings, Inc., Class A(b)	391,073
1,370	DocuSign, Inc.(b)	208,665
370	Shopify, Inc., Class A(b)	509,634
2,920	SS&C Technologies Holdings, Inc.	239,382
797	Zoom Video Communications, Inc., Class A(b)	146,576
		2,168,747
	TECHNOLOGY HARDWARE - 3.3%
1,655	Apple, Inc.	293,878

	TECHNOLOGY SERVICES - 7.8%
2,000	Block, Inc., Class A(b)	323,020
1,740	Visa, Inc., Class A(a)	377,075
		700,095
	TELECOMMUNICATIONS - 1.4%
2,395	Verizon Communications, Inc.	124,444

	TRANSPORTATION & LOGISTICS - 2.7%
940	Union Pacific Corporation	236,814

	TOTAL COMMON STOCKS (Cost $8,983,294)	8,781,718

The accompanying notes are an integral part of these financial statements.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.2%
	COMMODITY - 1.2%
650	SPDR Gold Shares(b)	$111,124

	TOTAL EXCHANGE-TRADED FUNDS (Cost $111,579)	111,124

	COLLATERAL FOR SECURITIES LOANED - 10.9%
968,445	Mount Vernon Liquid Assets Portfolio, 0.12% (Cost $968,445)(c),(e)	968,445

	SHORT-TERM INVESTMENTS — 0.0% (d)
	MONEY MARKET FUNDS - 0.0% (d)
2,323	Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $2,323)(c)	2,323

	TOTAL INVESTMENTS - 110.6% (Cost $10,065,641)	$9,863,610
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%	(943,742)
	NET ASSETS - 100.0%	$8,919,868

ADR	- American Depositary Receipt

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $938,727 at December 31, 2021.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 3.2%
	COMMODITY - 3.2%
144,000	Sprott Physical Gold and Silver Trust(a)	$2,554,560

	TOTAL CLOSED END FUNDS (Cost $1,917,569)	2,554,560

	COMMON STOCKS — 93.0%
	AEROSPACE & DEFENSE - 2.9%
120,840	Kratos Defense & Security Solutions, Inc.(a)	2,344,296

	ASSET MANAGEMENT - 3.0%
21,800	Groupe Bruxelles Lambert S.A.	2,433,481

	BEVERAGES - 3.0%
128,500	Distell Group Holdings Ltd.(a)	1,359,073
2,200,000	Thai Beverage PCL	1,077,031
		2,436,104
	BIOTECH & PHARMA - 12.4%
13,900	Johnson & Johnson	2,377,873
33,180	Novartis A.G. - ADR	2,902,255
62,000	Sanofi - ADR	3,106,199
125,000	Takeda Pharmaceutical Company Ltd. - ADR	1,703,750
		10,090,077
	CHEMICALS - 3.7%
75,570	Mosaic Company (The)	2,969,145

	CONSTRUCTION MATERIALS - 2.4%
14,640	Holcim Ltd.	747,304
38,945	MDU Resources Group, Inc.	1,201,064
		1,948,368
	E-COMMERCE DISCRETIONARY - 3.4%
40,500	eBay, Inc.	2,693,250

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	ENGINEERING & CONSTRUCTION - 4.7%
22,305	Tetra Tech, Inc.	$3,787,389

	ENTERTAINMENT CONTENT - 2.8%
5,359	Electronic Arts, Inc.	706,852
112,100	Vivendi S.A.(b)	1,515,739
		2,222,591
	FOOD - 8.6%
39,050	Campbell Soup Company	1,697,113
318,000	GrainCorp Ltd.(b)	1,909,729
515,200	Grupo Herdez S.A.B. de C.V.	1,017,309
16,550	Nestle S.A. - ADR	2,323,124
		6,947,275
	GAS & WATER UTILITIES - 5.2%
41,855	National Fuel Gas Company	2,676,208
32,960	UGI Corporation	1,513,194
		4,189,402
	HOUSEHOLD PRODUCTS - 1.4%
66,000	Reckitt Benckiser Group plc - ADR	1,155,000

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
79,500	JSE Ltd.	557,895

	INTERNET MEDIA & SERVICES - 0.7%
1,743	Meta Platforms, Inc., Class A(a)	586,258

	METALS & MINING - 2.5%
42,000	Anglo American plc - ADR	864,360
13,000	Anglo American plc	531,053
14,835	Freeport-McMoRan, Inc.	619,065
		2,014,478
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
275,000	Swire Pacific Ltd.	269,487
51,000	Swire Pacific Ltd., Class A	290,118
		559,605

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3%
7,062	Walmart, Inc.	$1,021,801

	RETAIL - DISCRETIONARY - 0.6%
1,243	Home Depot, Inc. (The)	515,857

	SEMICONDUCTORS - 7.1%
6,500	Applied Materials, Inc.	1,022,840
29,505	Intel Corporation	1,519,508
35,000	Micron Technology, Inc.	3,260,251
		5,802,599
	SOFTWARE - 3.5%
8,500	Microsoft Corporation	2,858,720

	TECHNOLOGY HARDWARE - 8.7%
10,300	Apple, Inc.	1,828,971
46,500	Cisco Systems, Inc.	2,946,705
361,050	Nokia OYJ - ADR(a)	2,245,731
		7,021,407
	TELECOMMUNICATIONS - 6.0%
55,000	AT&T, Inc.	1,353,000
194,606	Orange S.A. - ADR	2,053,093
92,930	Vodafone Group plc - ADR	1,387,445
		4,793,538
	TOBACCO & CANNABIS - 2.7%
10,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	731,240
66,000	Imperial Brands plc - ADR	1,452,264
		2,183,504
	WHOLESALE - CONSUMER STAPLES - 5.0%
43,300	Bunge Ltd.	4,042,488

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares						Fair Value
	COMMON STOCKS — 93.0% (Continued)
	TOTAL COMMON STOCKS (Cost $53,583,754)					$75,174,528

	TOTAL INVESTMENTS - 96.2% (Cost $55,501,323)					$77,729,088
	CALL OPTIONS WRITTEN – (0.0)% (d) (Proceeds - $13,587)					(1,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.8%					3,056,760
	NET ASSETS - 100.0%					$80,784,248

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS – (0.0)% (d)
	CALL OPTIONS WRITTEN- (0.0)%(d)
400	Nokia OYJ	USB	01/21/2022	$7	$248,800	$1,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $13,587)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $13,587)					$1,600

ADR	- American Depositary Receipt

LTD	- Limited Company

OYJ	- Julkinen osakeyhtio (Public Stock Company)

PLC	- Public Limited Company

USB	- US Bank

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3%
	BIOTECH & PHARMA - 4.6%
10,625	Moderna, Inc.(a)	$2,698,538

	COMMERCIAL SUPPORT SERVICES - 4.2%
14,740	Waste Management, Inc.	2,460,106

	DIVERSIFIED INDUSTRIALS - 3.5%
9,682	Honeywell International, Inc.	2,018,794

	ELECTRICAL EQUIPMENT - 6.1%
5,366	Generac Holdings, Inc.(a)	1,888,403
5,153	Lennox International, Inc.	1,671,427
		3,559,830

	HEALTH CARE FACILITIES & SERVICES - 13.0%
4,481	Chemed Corporation	2,370,628
9,887	HCA Healthcare, Inc.	2,540,168
5,283	UnitedHealth Group, Inc.	2,652,805
		7,563,601

	INTERNET MEDIA & SERVICES - 4.1%
13,152	Expedia Group, Inc.(a)	2,376,829

	LEISURE FACILITIES & SERVICES - 7.6%
14,569	Darden Restaurants, Inc.	2,194,674
18,924	Starbucks Corporation	2,213,540
		4,408,214

	RETAIL - CONSUMER STAPLES - 7.3%
9,645	Dollar General Corporation	2,274,581
8,610	Target Corporation	1,992,698
		4,267,279

	RETAIL - DISCRETIONARY - 13.2%
10,327	Advance Auto Parts, Inc.	2,477,241
6,667	Home Depot, Inc. (The)	2,766,872
32,090	TJX Companies, Inc. (The)	2,436,273
		7,680,386

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares						Fair Value
	COMMON STOCKS — 96.3% (Continued)
	SEMICONDUCTORS - 4.8%
6,532	KLA Corporation					$2,809,479

	SOFTWARE - 9.5%
15,477	Cadence Design Systems, Inc.(a)					2,884,139
7,795	Microsoft Corporation					2,621,614
						5,505,753
	TECHNOLOGY HARDWARE - 8.2%
14,904	Apple, Inc.					2,646,503
7,000	Ubiquiti, Inc.					2,146,900
						4,793,403
	TECHNOLOGY SERVICES - 10.2%
12,591	Broadridge Financial Solutions, Inc.					2,301,886
15,460	Leidos Holdings, Inc.					1,374,394
12,110	PayPal Holdings, Inc.(a)					2,283,704
						5,959,984

	TOTAL COMMON STOCKS (Cost $39,205,224)					56,102,196

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
60	S&P 500 Index	USB	01/21/2022	$4,320	$28,597,080	$31,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $476,551)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $476,551)					31,500

	TOTAL INVESTMENTS - 96.4% (Cost $39,681,775)					$56,133,696
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%					2,121,786
	NET ASSETS - 100.0%					$58,255,482

USB	- US Bank

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 2.4%
26,950	LPL Financial Holdings, Inc.	$4,314,426

	AUTOMOTIVE - 5.3%
29,850	Aptiv plc(a)	4,923,757
4,125	Tesla, Inc.(a)	4,359,218
		9,282,975
	BANKING - 4.8%
95,400	Fifth Third Bancorp	4,154,670
20,900	First Republic Bank	4,316,058
		8,470,728
	CHEMICALS - 3.8%
17,950	Albemarle Corporation	4,196,172
15,500	Celanese Corporation	2,604,930
		6,801,102
	ELECTRICAL EQUIPMENT - 10.7%
28,800	Keysight Technologies, Inc.(a)	5,947,488
18,200	Rockwell Automation, Inc.	6,349,070
42,150	TE Connectivity Ltd.	6,800,480
		19,097,038
	ENGINEERING & CONSTRUCTION - 3.8%
59,050	Quanta Services, Inc.	6,770,673

	FOOD - 2.4%
22,050	Hershey Company (The)	4,266,014

	HEALTH CARE FACILITIES & SERVICES - 5.0%
17,850	UnitedHealth Group, Inc.	8,963,199

	INDUSTRIAL SUPPORT SERVICES - 1.8%
9,550	United Rentals, Inc.(a)	3,173,370

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
65,250	Morgan Stanley	6,404,940

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.0%
57,400	MetLife, Inc.	$3,586,926

	MEDICAL EQUIPMENT & DEVICES - 5.1%
34,150	Abbott Laboratories	4,806,271
100,000	Avantor, Inc.(a),(b)	4,214,000
		9,020,271
	METALS & MINING - 4.9%
209,200	Freeport-McMoRan, Inc.	8,729,916

	OIL & GAS PRODUCERS - 2.0%
80,450	Devon Energy Corporation(b)	3,543,823

	RESIDENTIAL REIT - 1.7%
17,350	Camden Property Trust	3,100,098

	RETAIL - CONSUMER STAPLES - 4.2%
32,550	Target Corporation	7,533,372

	RETAIL - DISCRETIONARY - 3.5%
72,750	Builders FirstSource, Inc.(a)	6,235,403

	SEMICONDUCTORS - 8.4%
44,250	Applied Materials, Inc.	6,963,180
115,400	ON Semiconductor Corporation(a)	7,837,967
		14,801,147
	SOFTWARE - 4.6%
10,225	Atlassian Corp plc, Class A(a)	3,898,690
11,700	Synopsys, Inc.(a)	4,311,450
		8,210,140
	SPECIALTY FINANCE - 3.1%
114,100	Ally Financial, Inc.	5,432,301

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY REITS - 2.2%
71,700	Iron Mountain, Inc.(b)	$3,752,061

	TECHNOLOGY HARDWARE - 6.0%
15,125	Motorola Solutions, Inc.	4,109,462
57,850	Seagate Technology Holdings plc	6,535,893
		10,645,355
	TECHNOLOGY SERVICES - 4.6%
325,900	Infosys Ltd. - ADR	8,248,529

	WHOLESALE - DISCRETIONARY - 3.8%
12,000	Pool Corporation	6,792,000

	TOTAL COMMON STOCKS (Cost $133,315,423)	177,175,807

	COLLATERAL FOR SECURITIES LOANED - 4.7%
8,397,311	Mount Vernon Liquid Assets Portfolio, 0.12% (Cost $8,397,311)(c),(d)	8,397,311

	TOTAL INVESTMENTS - 104.4% (Cost $141,712,734)	$185,573,118
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(7,803,723)
	NET ASSETS - 100.0%	$177,769,395

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $8,206,291.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2021

	Catalyst Insider	Catalyst Energy	Catalyst Pivotal
	Buying Fund	Infrastructure Fund	Growth Fund
ASSETS:
Investment in Securities, at Cost	$46,644,611	$146,500,732	$10,065,641
Investment in Securities, at Value	$50,199,109	$153,465,004	$9,863,610
Cash	376,429	2,848,925	11,818
Receivable for Fund shares sold	2,500	111,930	—
Dividends and interest receivable	5,383	240,033	76
Due from Manager	—	—	4,257
Prepaid expenses and other assets	35,966	34,732	27,349
Total Assets	50,619,387	156,700,624	9,907,110

LIABILITIES:
Payable upon return of securities loaned	11,479,643	—	968,445
Payable for securities purchased	—	2,202,249	—
Payable for Fund shares redeemed	89,911	95,786	—
Line of credit outstanding	118,000	—	—
Management fees payable	23,843	149,700	—
Trustee fee payable	3,164	2,921	2,798
Payable to related parties	7,488	10,864	3,767
Compliance Officer fees payable	—	789	42
Accrued 12b-1 fees	21,745	53,525	3,532
Accrued expenses and other liabilities	15,262	32,090	8,658
Total Liabilities	11,759,056	2,547,924	987,242

Net Assets	$38,860,331	$154,152,700	$8,919,868

NET ASSETS CONSIST OF:
Paid in capital	$79,928,046	$204,582,205	$9,305,604
Accumulated losses	(41,067,715)	(50,429,505)	(385,736)
Net Assets	$38,860,331	$154,152,700	$8,919,868

Class A
Net Assets	$16,272,267	$25,556,548	$4,849,223
Shares of beneficial interest outstanding (a)	853,023	1,555,913	422,941
Net asset value per share (Net assets/shares outstanding)	$19.08	$16.43	$11.47
Maximum offering price per share (b)	$20.24	$17.43	$12.17
Minimum redemption price per share (c)	$18.89	$16.27	$11.36

Class C
Net Assets	$5,234,843	$19,749,695	$2,117,119
Shares of beneficial interest outstanding (a)	285,608	1,203,607	194,743
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$18.33	$16.41	$10.87

Class I
Net Assets	$17,353,221	$108,846,457	$1,953,526
Shares of beneficial interest outstanding (a)	892,865	6,601,873	168,579
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$19.44	$16.49	$11.59

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2021

		Catalyst/Lyons	Catalyst
	Catalyst/MAP	Tactical	Dynamic Alpha
	Global Equity Fund	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$55,501,323	$39,681,775	$141,712,734
Investment in Securities, at Value	$77,729,088	$56,133,696	$185,573,118
Cash	2,756,099	2,297,795	1,004,345
Receivable for securities sold	—	—	88,473
Receivable for Fund shares sold	2,694	6,443	46,055
Dividends and interest receivable	356,294	23,138	174,454
Prepaid expenses and other assets	28,389	33,760	32,004
Total Assets	80,872,564	58,494,832	186,918,449

LIABILITIES:
Options written, at value (premiums received, at cost $13,587, $0, $0)	1,600	—	—
Payable upon return of securities loaned	—	—	8,397,311
Payable for Fund shares redeemed	2,500	141,196	422,326
Management fees payable	41,254	44,032	133,302
Trustee fee payable	2,991	3,107	3,080
Payable to related parties	5,790	6,824	14,530
Compliance Officer fees payable	491	223	222
Accrued 12b-1 fees	13,673	25,861	132,946
Accrued expenses and other liabilities	20,017	18,107	45,337
Total Liabilities	88,316	239,350	9,149,054

Net Assets	$80,784,248	$58,255,482	$177,769,395

NET ASSETS CONSIST OF:
Paid in capital	$63,018,894	$42,037,745	$132,382,340
Accumulated earnings	17,765,354	16,217,737	45,387,055
Net Assets	$80,784,248	$58,255,482	$177,769,395

Class A
Net Assets	$10,221,602	$9,383,195	$89,238,523
Shares of beneficial interest outstanding (a)	581,817	470,710	4,135,489
Net asset value per share (Net assets/shares outstanding)	$17.57	$19.93	$21.58
Maximum offering price per share (b)	$18.64	$21.15	$22.90
Minimum redemption price per share (c)	$17.39	$19.73	$21.36

Class C
Net Assets	$9,863,680	$22,456,820	$37,824,158
Shares of beneficial interest outstanding (a)	573,973	1,163,500	1,966,654
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$17.18	$19.30	$19.23

Class I
Net Assets	$60,698,966	$26,415,467	$50,706,714
Shares of beneficial interest outstanding (a)	3,457,041	1,325,993	2,307,742
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$17.56	$19.92	$21.97

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2021

	Catalyst Insider	Catalyst Energy	Catalyst Pivotal
	Buying Fund	Infrastructure Fund	Growth Fund
Investment Income:
Dividend income	$10,503	$4,258,908	$28,136
Interest income	11	18	5
Securities lending - net	35,967	—	547
Foreign tax withheld	—	(166,692)	(18)
Total Investment Income	46,481	4,092,234	28,670

Operating Expenses:
Investment management fees	246,861	973,434	51,777
12b-1 Fees:
Class A	25,619	36,083	6,991
Class C	34,620	101,021	12,403
Registration fees	27,088	31,520	22,666
Networking fees	26,084	50,821	5,835
Administration fees	16,849	33,511	11,472
Management services fees	8,692	21,990	3,815
Audit fees	7,535	6,568	6,568
Legal fees	6,438	5,840	9,060
Trustees’ fees	6,301	6,301	6,301
Printing expense	5,412	4,209	3,820
Transfer agent fees	3,618	5,978	377
Compliance officer fees	3,412	7,025	5,307
Custody fees	2,281	7,242	2,016
Insurance expense	707	1,562	151
Interest expense	—	2,786	—
Miscellaneous expense	1,050	1,250	1,058
Total Operating Expenses	422,567	1,297,141	149,617
Less: Fees waived and/or reimbursed by Manager	(47,002)	(43,681)	(64,034)
Net Operating Expenses	375,565	1,253,460	85,583

Net Investment Income (Loss)	(329,084)	2,838,774	(56,913)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	1,824,787	(92,806)	(87,735)
Foreign currency transactions	(1)	57	—
Net realized gain (loss)	1,824,786	(92,749)	(87,735)

Net change in unrealized appreciation (depreciation) on:
Investments	(12,202,866)	(6,321,997)	(896,575)
Foreign currency translations	(21)	2,912	—
Net change in unrealized depreciation	(12,202,887)	(6,319,085)	(896,575)

Net Realized and Unrealized Loss on Investments	(10,378,101)	(6,411,834)	(984,310)

Net Decrease in Net Assets Resulting From Operations	$(10,707,185)	$(3,573,060)	$(1,041,223)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2021

		Catalyst/Lyons	Catalyst
	Catalyst/MAP	Tactical	Dynamic Alpha
	Global Equity Fund	Allocation Fund	Fund
Investment Income:
Dividend Income	$690,086	$319,167	$1,118,015
Interest Income	77	83	28
Securities lending - net	—	—	4,113
Foreign tax withheld	(48,623)	—	(10,965)
Total Investment Income	641,540	319,250	1,111,191

Operating Expenses:
Investment management fees	370,508	356,027	878,875
12b-1 fees:
Class A	12,617	11,858	108,370
Class C	50,328	109,178	186,264
Networking fees	27,589	19,430	60,872
Registration fees	21,677	26,219	29,395
Administration fees	18,920	18,342	34,945
Management services fees	11,784	9,642	24,493
Audit fees	7,494	6,568	6,568
Trustees’ fees	6,224	6,301	6,301
Custody fees	5,793	1,814	5,953
Legal fees	5,351	5,849	5,339
Compliance officer fees	4,887	5,867	7,294
Transfer agent fees	3,380	2,192	7,067
Printing expense	1,791	3,200	2,299
Insurance expense	907	655	2,773
Miscellaneous expense	1,058	1,058	1,243
Total Operating Expenses	550,308	584,200	1,368,051
Less: Fees waived and/or reimbursed by Manager	(131,459)	(98,374)	(79,818)
Net Operating Expenses	418,849	485,826	1,288,233

Net Investment Income (Loss)	222,691	(166,576)	(177,042)

Realized and Unrealized Gain (Loss) on Investments:
Foreign Currency Transactions, Purchased Options, Written Options, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	635,913	53,958	1,720,187
Foreign currency transactions	(7,891)	—	—
Net realized gain	628,022	53,958	1,720,187

Net change in unrealized appreciation (depreciation) on:
Investments	2,700,090	3,412,740	23,417,271
Purchased Options	—	(445,051)	—
Written Options	12,000	—	—
Foreign currency translations	(2,016)	—	—
Net change in unrealized appreciation	2,710,074	2,967,689	23,417,271

Net Realized and Unrealized Gain on Investments	3,338,096	3,021,647	25,137,458

Net Increase in Net Assets Resulting From Operations	$3,560,787	$2,855,071	$24,960,416

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst Pivotal Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(329,084)	$(604,802)	$2,838,774	$4,623,759	$(56,913)	$(84,283)
Net realized gain (loss) on investments	1,824,786	4,248,346	(92,749)	(10,414,615)	(87,735)	4,326,873
Net change in unrealized appreciation (depreciation) on investments	(12,202,887)	8,142,147	(6,319,085)	58,092,171	(896,575)	(554,952)
Net increase (decrease) in net assets resulting from operations	(10,707,185)	11,785,691	(3,573,060)	52,301,315	(1,041,223)	3,687,638

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(2,080,231)	—	—
Class C	—	—	—	(1,334,231)	—	—
Class I	—	—	—	(5,581,993)	—	—
Distributions paid
Class A	—	—	(1,112,269)	(313,306)	(153,715)	—
Class C	—	—	(709,048)	(204,894)	(71,564)	—
Class I	—	—	(4,323,591)	(772,651)	(62,002)	—

Total distributions to shareholders	—	—	(6,144,908)	(10,287,306)	(287,281)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,861,087	864,976	2,871,870	4,046,509	198,250	1,360,706
Class C	25,138	162,319	2,104,125	2,303,332	7,276	21,607
Class I	840,167	2,491,725	28,987,036	44,715,776	447,805	476,893
Paid in capital from merger (see Note 1)
Class A	—	4,485,740	—	—	—	—
Class C	—	1,020,318	—	—	—	—
Class I	—	2,281,871	—	—	—	—
Reinvestment of distributions
Class A	—	—	812,772	1,802,250	150,239	—
Class C	—	—	604,917	1,047,100	67,689	—
Class I	—	—	3,552,514	5,548,236	51,738	—
Cost of shares redeemed
Class A	(2,432,468)	(3,221,421)	(7,064,760)	(8,384,196)	(752,628)	(1,987,700)
Class C	(2,297,284)	(2,278,322)	(3,128,636)	(5,599,677)	(305,759)	(2,652,952)
Class I	(2,515,761)	(3,613,788)	(20,344,918)	(31,752,313)	(429,245)	(4,328,114)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,519,121)	2,193,418	8,394,920	13,727,017	(564,635)	(7,109,560)

Total Increase (Decrease) in Net Assets	(15,226,306)	13,979,109	(1,323,048)	55,741,026	(1,893,139)	(3,421,922)

Net Assets:
Beginning of period	54,086,637	40,107,528	155,475,748	99,734,722	10,813,007	14,234,929
End of period	$38,860,331	$54,086,637	$154,152,700	$155,475,748	$8,919,868	$10,813,007

Share Activity:
Class A
Shares Sold	80,858	38,204	171,073	293,041	15,151	113,281
Share received from merger (see note 1)	—	197,598	—	—	—	—
Shares Reinvested	—	—	48,273	135,204	13,319	—
Shares Redeemed	(112,476)	(146,184)	(420,334)	(610,835)	(58,420)	(183,894)
Net increase (decrease) in shares of Beneficial interest	(31,618)	89,618	(200,988)	(182,590)	(29,950)	(70,613)

Class C
Shares Sold	1,173	7,670	123,715	160,244	573	2,133
Share received from merger (see note 1)	—	46,543	—	—	—	—
Shares Reinvested	—	—	35,964	78,108	6,326	—
Shares Redeemed	(103,808)	(107,031)	(187,729)	(414,117)	(25,114)	(245,775)
Net decrease in shares of Beneficial interest	(102,635)	(52,818)	(28,050)	(175,765)	(18,215)	(243,642)

Class I
Shares Sold	37,553	106,909	1,688,424	3,038,122	33,586	37,673
Share received from merger (see note 1)	—	98,824	—	—	—	—
Shares Reinvested	—	—	210,225	408,134	4,538	—
Shares Redeemed	(115,044)	(166,458)	(1,189,277)	(2,380,036)	(32,935)	(427,481)
Net increase (decrease) in shares of Beneficial interest	(77,491)	39,275	709,372	1,066,220	5,189	(389,808)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/MAP Global Equity Fund		Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$222,691	$685,565	$(166,576)	$(187,208)	$(177,042)	$(1,181,539)
Net realized gain on investments	628,022	663,464	53,958	534,973	1,720,187	51,780,877
Net change in unrealized appreciation (depreciation) on investments	2,710,074	14,475,828	2,967,689	14,391,376	23,417,271	(16,750,562)
Net increase in net assets resulting from operations	3,560,787	15,824,857	2,855,071	14,739,141	24,960,416	33,848,776

Distributions to Shareholders from:
Distributions paid
Class A	(176,950)	(184,950)	(51,044)	(245,756)	(21,254,845)	—
Class C	(104,120)	(104,642)	(126,964)	(652,365)	(9,902,033)	—
Class I	(1,176,800)	(758,070)	(149,253)	(548,055)	(12,443,436)	—

Total distributions to shareholders	(1,457,870)	(1,047,662)	(327,261)	(1,446,176)	(43,600,314)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	377,352	1,323,603	1,493,660	2,072,578	2,896,952	7,817,389
Class C	37,868	977,728	1,759,499	2,156,462	999,252	5,048,861
Class I	9,417,612	17,220,846	5,172,715	7,394,318	2,743,658	8,018,083
Reinvestment of distributions
Class A	127,800	136,861	48,257	230,960	20,598,490	—
Class C	84,475	81,398	124,323	633,121	9,541,554	—
Class I	1,006,888	678,248	137,176	503,125	10,984,410	—
Cost of shares redeemed
Class A	(738,336)	(4,597,753)	(1,469,968)	(1,495,357)	(9,373,347)	(24,555,539)
Class C	(874,845)	(2,071,116)	(1,857,853)	(2,504,373)	(4,150,221)	(11,073,257)
Class I	(2,629,725)	(8,386,360)	(2,698,265)	(3,598,605)	(9,192,645)	(27,816,074)
Net increase (decrease) in net assets from share transactions of beneficial interest	6,809,089	5,363,455	2,709,544	5,392,229	25,048,103	(42,560,537)

Total Increase (Decrease) in Net Assets	8,912,006	20,140,650	5,237,354	18,685,194	6,408,205	(8,711,761)

Net Assets:
Beginning of period	71,872,242	51,731,592	53,018,128	34,332,934	171,361,190	180,072,951
End of period	$80,784,248	$71,872,242	$58,255,482	$53,018,128	$177,769,395	$171,361,190

Share Activity:
Class A
Shares Sold	22,235	87,085	76,657	123,179	117,425	340,569
Shares Reinvested	7,585	9,064	2,479	13,822	993,177	—
Shares Redeemed	(42,914)	(304,583)	(75,147)	(88,562)	(378,089)	(1,069,458)
Net increase (decrease) in shares of Beneficial interest	(13,094)	(208,434)	3,989	48,439	732,513	(728,889)

Class C
Shares Sold	2,274	62,622	92,425	128,634	42,063	242,384
Shares Reinvested	5,123	5,507	6,592	38,818	516,039	—
Shares Redeemed	(52,647)	(140,758)	(98,399)	(153,065)	(182,312)	(524,383)
Net increase (decrease) in shares of Beneficial interest	(45,250)	(72,629)	618	14,387	375,790	(281,999)

Class I
Shares Sold	547,093	1,097,601	263,790	434,843	108,362	343,316
Shares Reinvested	59,791	44,947	7,053	30,200	520,095	—
Shares Redeemed	(152,435)	(555,851)	(138,291)	(218,452)	(367,318)	(1,196,391)
Net increase (decrease) in shares of Beneficial interest	454,449	586,697	132,552	246,591	261,139	(853,075)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$24.08		$18.49	$19.28	$18.53	$15.46	$13.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.15)		(0.28)	(0.04)	(0.17)	(0.08)	0.06
Net realized and unrealized gain (loss) on investments	(4.85)		5.87	(0.75)	0.92	3.15	2.12
Total from investment operations	(5.00)		5.59	(0.79)	0.75	3.07	2.18

Net asset value, end of period	$19.08		$24.08	$18.49	$19.28	$18.53	$15.46

Total return (B)	(20.76	)% (G)	30.23%	(4.10)%	4.05%	19.86%	16.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,272		$21,299	$14,703	$20,850	$29,682	$36,804
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.72	% (H)	1.70%	1.69%	1.63%	1.58%	1.50%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.53%	1.54%	1.52%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.53	)% (H)	(1.47)%	(0.34)%	(1.01)%	(0.57)%	0.44%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.34	)% (H)	(1.30)%	(0.20)%	(0.90)%	(0.49)%	0.44%
Portfolio turnover rate	26	% (G)	77%	249%	220%	153%	160%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$23.22		$17.97	$18.87	$18.28	$15.36	$13.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.23)		(0.43)	(0.17)	(0.30)	(0.21)	(0.04)
Net realized and unrealized gain (loss) on investments	(4.66)		5.68	(0.73)	0.89	3.13	2.10
Total from investment operations	(4.89)		5.25	(0.90)	0.59	2.92	2.06

Net asset value, end of period	$18.33		$23.22	$17.97	$18.87	$18.28	$15.36

Total return (B)	(21.06	)% (G)	29.22%	(4.77)%	3.23%	19.01%	15.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,235		$9,015	$7,926	$11,973	$14,297	$18,030
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.47	% (H)	2.45%	2.44%	2.38%	2.33%	2.25%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%	2.29%	2.27%	2.25%	2.25%
Net investment loss, before waiver and reimbursement (C,D)	(2.29	)% (H)	(2.22)%	(1.09)%	(1.75)%	(1.32)%	(0.30)%
Net investment loss, net waiver and reimbursement (C,D)	(2.10	)% (H)	(2.05)%	(0.94)%	(1.64)%	(1.24)%	(0.30)%
Portfolio turnover rate	26	% (G)	77%	249%	220%	153%	160%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.72	% (H)	1.70%	1.68%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.47	% (H)	2.45%	2.43%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$24.50		$18.77	$19.51	$18.71	$15.57	$13.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.13)		(0.23)	0.02	(0.12)	(0.05)	0.10
Net realized and unrealized gain (loss) on investments	(4.93)		5.96	(0.76)	0.92	3.19	2.13
Total from investment operations	(5.06)		5.73	(0.74)	0.80	3.14	2.23

Net asset value, end of period	$19.44		$24.50	$18.77	$19.51	$18.71	$15.57

Total return (B)	(20.65	)% (F)	30.53%	(3.79)%	4.28%	20.17%	16.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,353		$23,773	$17,478	$19,386	$14,876	$12,827
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.47	% (G)	1.45%	1.44%	1.38%	1.33%	1.25%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.28%	1.29%	1.27%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.28	)% (G)	(1.22)%	(0.06)%	(0.73)%	(0.39)%	0.70%
Net investment income (loss), net waiver and reimbursement(C,D)	(1.09	)% (G)	(1.05)%	0.09%	(0.62)%	(0.31)%	0.70%
Portfolio turnover rate	26	% (F)	77%	249%	220%	153%	160%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.47	% (F)	1.45%	1.43%
Expenses, net waiver and reimbursement (C)	1.28	% (F)	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)	June 30, 2018 (C)	June 30, 2017 (C)
	(Unaudited)
Net asset value, beginning of period	$17.47		$12.18	$22.94	$27.40	$31.40	$31.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.31		0.59	0.96	1.05	1.10	1.20
Net realized and unrealized gain (loss) on investments	(0.69)		6.00	(9.19)	(2.36)	(1.90)	1.90
Total from investment operations	(0.38)		6.59	(8.23)	(1.31)	(0.80)	3.10

LESS DISTRIBUTIONS:
From net investment income	(0.66)		(0.16)	(1.63)	(0.20)	(0.20)	(1.45)
From return of capital	—		(1.14)	(0.90)	(2.95)	(3.00)	(1.80)
Total distributions	(0.66)		(1.30)	(2.53)	(3.15)	(3.20)	(3.25)

Net asset value, end of period	$16.43		$17.47	$12.18	$22.94	$27.40	$31.40

Total return (B)	(2.18	)% (F)	58.01%	(38.65)%	(4.60)%	(2.11)%	9.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,557		$30,687	$23,625	$50,216	$50,624	$50,307
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.74	% (G)	1.81%	1.81%	1.73%	1.76%	1.76%
Expenses, net waiver and reimbursement	1.68	% (G)	1.68%	1.70%	1.68%	1.65%	1.65%
Net investment income, before waiver and reimbursement	3.53	% (G)	4.16%	5.34%	4.14%	3.80%	3.33%
Net investment income, net waiver and reimbursement	3.59	% (G)	4.28%	5.45%	4.19%	3.91%	3.44%
Portfolio turnover rate	10	% (F)	32%	49%	40%	49%	32%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)	June 30, 2018 (C)	June 30, 2017 (C)
	(Unaudited)
Net asset value, beginning of period	$17.45		$12.17	$22.92	$27.40	$31.40	$31.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.24		0.48	0.83	0.85	0.90	0.90
Net realized and unrealized gain (loss) on investments	(0.68)		6.00	(9.18)	(2.33)	(1.90)	1.90
Total from investment operations	(0.44)		6.48	(8.35)	(1.48)	(1.00)	2.80

LESS DISTRIBUTIONS:
From net investment income	(0.60)		(0.15)	(1.54)	(0.20)	(0.20)	(1.30)
From return of capital	—		(1.05)	(0.86)	(2.80)	(2.80)	(1.70)
Total distributions	(0.60)		(1.20)	(2.40)	(3.00)	(3.00)	(3.00)

Net asset value, end of period	$16.41		$17.45	$12.17	$22.92	$27.40	$31.40

Total return (B)	(2.55	)% (F)	56.78%	(39.03)%	(5.49)%	(2.79)%	8.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,750		$21,492	$17,127	$31,580	$30,078	$18,160
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.49	% (G)	2.56%	2.57%	2.48%	2.51%	2.51%
Expenses, net waiver and reimbursement	2.43	% (G)	2.43%	2.45%	2.43%	2.40%	2.40%
Net investment income, before waiver and reimbursement	2.71	% (G)	3.40%	4.61%	3.40%	3.12%	2.49%
Net investment income, net waiver and reimbursement	2.77	% (G)	3.52%	4.73%	3.45%	3.23%	2.60%
Portfolio turnover rate	10	% (F)	32%	49%	40%	49%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.74	% (G)	1.80%	1.79%
Expenses, net waiver and reimbursement	1.68	% (G)	1.67%	1.68%

(E) Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.49	% (G)	2.55%	2.54%
Expenses, net waiver and reimbursement	2.43	% (G)	2.42%	2.43%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)	June 30, 2018 (C)	June 30, 2017 (C)
	(Unaudited)
Net asset value, beginning of period	$17.53		$12.22	$23.02	$27.50	$31.45	$31.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.33		0.62	1.01	1.15	1.20	1.25
Net realized and unrealized gain (loss) on investments	(0.68)		6.03	(9.24)	(2.38)	(1.90)	1.90
Total from investment operations	(0.35)		6.65	(8.23)	(1.23)	(0.70)	3.15

LESS DISTRIBUTIONS:
From net investment income	(0.69)		(0.17)	(1.65)	(0.25)	(0.20)	(1.45)
From return of capital	—		(1.17)	(0.92)	(3.00)	(3.05)	(1.85)
Total distributions	(0.69)		(1.34)	(2.57)	(3.25)	(3.25)	(3.30)

Net asset value, end of period	$16.49		$17.53	$12.22	$23.02	$27.50	$31.45

Total return (B)	(2.05	)% (E)	58.39%	(38.45)%	(4.54)%	(1.69)%	9.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$108,846		$103,297	$58,983	$118,252	$107,804	$71,237
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.49	% (F)	1.55%	1.56%	1.48%	1.51%	1.51%
Expenses, net waiver and reimbursement	1.43	% (F)	1.43%	1.45%	1.43%	1.40%	1.40%
Net investment income, before waiver and reimbursement	3.77	% (F)	4.32%	5.63%	4.51%	4.07%	3.44%
Net investment income, net waiver and reimbursement	3.83	% (F)	4.43%	5.74%	4.56%	4.18%	3.55%
Portfolio turnover rate	10	% (E)	32%	49%	40%	49%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.49	% (F)	1.55%	1.54%
Expenses, net waiver and reimbursement	1.43	% (F)	1.42%	1.43%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Pivotal Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.17		$9.37	$10.91		$10.84	$11.81	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.07)	(0.00	) (C)	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(1.27)		3.87	(1.50)		0.22	1.22	2.36
Total from investment operations	(1.33)		3.80	(1.50)		0.29	1.25	2.35

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.04)		—	—	(0.02)
From net realized gains on investments	(0.37)		—	—		(0.22)	(2.22)	—
Total distributions	(0.37)		—	(0.04)		(0.22)	(2.22)	(0.02)

Net asset value, end of period	$11.47		$13.17	$9.37		$10.91	$10.84	$11.81

Total return (B)	(10.04	)% (F)	40.55%	(13.79)%		2.92%	11.05%	24.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,849		$5,966	$4,906		$7,394	$6,275	$3,467
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.77	% (G)	2.57%	1.97%		1.80%	2.17%	2.18%
Expenses, net waiver and reimbursement	1.53	% (G)	1.54%	1.54%		1.52%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement	(2.21	)% (G)	(1.62)%	(0.47)%		0.33%	(0.37)%	(0.73)%
Net investment income (loss), net waiver and reimbursement	(0.98	)% (G)	(0.60)%	(0.04)%		0.62%	0.30%	(0.06)%
Portfolio turnover rate	16	% (F)	132%	453%		752%	836%	734%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$12.56		$9.00	$10.52		$10.53	$11.62	$9.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)		(0.14)	(0.08)		(0.01)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.21)		3.70	(1.44)		0.22	1.18	2.32
Total from investment operations	(1.32)		3.56	(1.52)		0.21	1.13	2.24

LESS DISTRIBUTIONS:
From net investment income	—		—	—		—	—	—
From net realized gains on investments	(0.37)		—	—		(0.22)	(2.22)	—
Total distributions	(0.37)		—	—		(0.22)	(2.22)	—

Net asset value, end of period	$10.87		$12.56	$9.00		$10.52	$10.53	$11.62

Total return (B)	(10.45	)% (F)	39.56%	(14.45)%		2.23%	10.11%	23.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,117		$2,675	$4,111		$6,897	$6,167	$4,244
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	3.52	% (G)	3.31%	2.72%		2.55%	2.92%	2.93%
Expenses, net waiver and reimbursement	2.28	% (G)	2.29%	2.29%		2.27%	2.25%	2.25%
Net investment loss, before waiver and reimbursement	(2.96	)% (G)	(2.35)%	(1.22)%		(0.41)%	(1.13)%	(1.48)%
Net investment loss, net waiver and reimbursement	(1.73	)% (G)	(1.33)%	(0.79)%		(0.13)%	(0.46)%	(0.80)%
Portfolio turnover rate	16	% (F)	132%	453%		752%	836%	734%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.77	% (G)	2.56%	1.95%
Expenses, net waiver and reimbursement	1.53	% (G)	1.53%	1.53%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.52	% (G)	3.30%	2.70%
Expenses, net waiver and reimbursement	2.28	% (G)	2.28%	2.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Pivotal Growth Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.29		$9.43	$11.02	$10.91	$11.86	$9.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.04)	0.02	0.10	0.06	0.02
Net realized and unrealized gain (loss) on investments	(1.28)		3.90	(1.51)	0.23	1.21	2.37
Total from investment operations	(1.33)		3.86	(1.49)	0.33	1.27	2.39

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.10)	—	—	(0.05)
From net realized gains on investments	(0.37)		—	—	(0.22)	(2.22)	—
Total distributions	(0.37)		—	(0.10)	(0.22)	(2.22)	(0.05)

Net asset value, end of period	$11.59		$13.29	$9.43	$11.02	$10.91	$11.86

Total return (B)	(9.95	)% (E)	40.93%	(13.58)%	3.27%	11.19%	25.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,954		$2,172	$5,218	$10,721	$7,873	$1,242
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	2.52	% (F)	2.29%	1.71%	1.55%	1.92%	1.93%
Expenses, net waiver and reimbursement	1.28	% (F)	1.29%	1.29%	1.27%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement	(1.97	)% (F)	(1.32)%	(0.23)%	0.62%	(0.10)%	(0.49)%
Net investment income (loss), net waiver and reimbursement	(0.73	)% (F)	(0.33)%	0.19%	0.90%	0.57%	0.19%
Portfolio turnover rate	16	% (E)	132%	453%	752%	836%	734%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.52	% (F)	2.28%	1.70%
Expenses, net waiver and reimbursement	1.28	% (F)	1.28%	1.28%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$17.10		$13.28	$14.75	$15.33	$14.54	$12.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.16	0.18	0.14	0.09	0.18
Net realized and unrealized gain (loss) on investments	0.73		3.93	(1.14)	0.57	1.13	2.13
Total from investment operations	0.78		4.09	(0.96)	0.71	1.22	2.31

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.27)	(0.31)	—	(0.24)	(0.14)
From net realized gains on investments	—		—	(0.20)	(1.29)	(0.19)	(0.07)
Total distributions	(0.31)		(0.27)	(0.51)	(1.29)	(0.43)	(0.21)

Net asset value, end of period	$17.57		$17.10	$13.28	$14.75	$15.33	$14.54

Total return (B)	4.62	% (E)	31.10%	(6.81)%	5.39%	8.50%	18.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,222		$10,172	$10,667	$11,977	$12,314	$22,381
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.56	% (F)	1.63%	1.64%	1.62%	1.66%	1.65%
Expenses, net waiver and reimbursement (C)	1.21	% (F)	1.21%	1.21%	1.28%	1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	0.17	% (F)	0.60%	0.86%	0.63%	0.49%	1.24%
Net investment income, net waiver and reimbursement (C,D)	0.52	% (F)	1.02%	1.29%	0.97%	0.60%	1.34%
Portfolio turnover rate	4	% (E)	14%	42%	13%	30%	26%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$16.67		$12.95	$14.40	$15.11	$14.37	$12.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.04	0.07	0.03	(0.01)	0.10
Net realized and unrealized gain (loss) on investments	0.71		3.85	(1.12)	0.55	1.11	2.07
Total from investment operations	0.69		3.89	(1.05)	0.58	1.10	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.17)	(0.20)	—	(0.17)	(0.05)
From net realized gains on investments	—		—	(0.20)	(1.29)	(0.19)	(0.07)
Total distributions	(0.18)		(0.17)	(0.40)	(1.29)	(0.36)	(0.12)

Net asset value, end of period	$17.18		$16.67	$12.95	$14.40	$15.11	$14.37

Total return (B)	4.18	% (E)	30.18%	(7.54)%	4.58%	7.73%	17.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,864		$10,321	$8,961	$10,534	$10,037	$11,524
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.31	% (F)	2.38%	2.39%	2.37%	2.41%	2.40%
Expenses, net waiver and reimbursement (C)	1.96	% (F)	1.96%	1.96%	2.03%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.58	)% (F)	(0.13)%	0.10%	(0.06)%	(0.19)%	0.66%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.23	)% (F)	0.29%	0.53%	0.28%	(0.08)%	0.76%
Portfolio turnover rate	4	% (E)	14%	42%	13%	30%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$17.11		$13.29	$14.76	$15.32	$14.54	$12.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.21	0.21	0.22	0.18	0.30
Net realized and unrealized gain (loss) on investments	0.73		3.92	(1.14)	0.53	1.09	2.03
Total from investment operations	0.80		4.13	(0.93)	0.75	1.27	2.33

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.31)	(0.34)	(0.02)	(0.30)	(0.17)
From net realized gains on investments	—		—	(0.20)	(1.29)	(0.19)	(0.07)
Total distributions	(0.35)		(0.31)	(0.54)	(1.31)	(0.49)	(0.24)

Net asset value, end of period	$17.56		$17.11	$13.29	$14.76	$15.32	$14.54

Total return (B)	4.78	% (E)	31.42%	(6.59)%	5.70%	8.85%	18.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$60,699		$51,380	$32,104	$40,221	$18,671	$7,034
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.31	% (F)	1.37%	1.38%	1.37%	1.36%	1.35%
Expenses, net waiver and reimbursement (C)	0.96	% (F)	0.96%	0.96%	1.03%	1.25%	1.25%
Net investment income, before waiver and reimbursement (C)(D)	0.41	% (F)	0.96%	1.06%	1.17%	1.07%	2.10%
Net investment income, net waiver and reimbursement (C)(D)	0.77	% (F)	1.38%	1.48%	1.51%	1.18%	2.20%
Portfolio turnover rate	4	% (E)	14%	42%	13%	30%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)
Net asset value, beginning of period	$19.01	$13.81	$15.38	$16.92	$14.87	$13.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)	(0.03)	0.10	0.13	0.10	0.14
Net realized and unrealized gain (loss) on investments	1.07	5.81	—	(E)	(1.26)	2.41	1.91
Total from investment operations	1.03	5.78	0.10	(1.13)	2.51	2.05

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.15)	(0.09)	(0.24)	(0.19)
From net realized gains on investments	(0.11)	(0.58)	(1.52)	(0.32)	(0.22)	—
Total distributions	(0.11)	(0.58)	(1.67)	(0.41)	(0.46)	(0.19)

Net asset value, end of period	$19.93	$19.01	$13.81	$15.38	$16.92	$14.87

Total return (B)	5.43	% (H)	42.45%	0.72%	(6.71)%	17.00%	15.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,383	$8,874	$5,775	$15,438	$39,835	$45,595
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.88	% (I)	1.94%	1.95%	1.82%	1.75%	1.72%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.53%	1.56%	1.53%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.76	)% (I)	(0.62)%	0.28%	0.51%	0.38%	0.75%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.41	)% (I)	(0.20)%	0.67%	0.78%	0.63%	0.97%
Portfolio turnover rate	23	% (H)	32%	108%	182%	146%	95%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)

Net asset value, beginning of period	$18.48	$13.53	$15.08	$16.64	$14.62	$12.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)	(0.16)	(0.02)	0.01	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.04	5.69	0.01	(E)	(1.24)	2.36	1.88
Total from investment operations	0.93	5.53	(0.01)	(1.23)	2.34	1.91

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.02)	(0.01)	(0.10)	(0.07)
From net realized gains on investments	(0.11)	(0.58)	(1.52)	(0.32)	(0.22)	—
Total distributions	(0.11)	(0.58)	(1.54)	(0.33)	(0.32)	(0.07)

Net asset value, end of period	$19.30	$18.48	$13.53	$15.08	$16.64	$14.62

Total return (B)	5.04	% (H)	41.46%	(0.03)%	(7.44)%	16.11%	14.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,457	$21,494	$15,542	$22,334	$25,769	$27,280
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	2.63	% (I)	2.69%	2.72%	2.56%	2.50%	2.47%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.28%	2.32%	2.28%	2.25%	2.25%
Net investment loss, before waiver and reimbursement (C,D)	(1.51	)% (I)	(1.37)%	(0.52)%	(0.23)%	(0.36)%	(0.01)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.16	)% (I)	(0.96)%	(0.12)%	0.05%	(0.11)%	0.21%
Portfolio turnover rate	23	% (H)	32%	108%	182%	146%	95%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.88	% (I)	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.53%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.63	% (I)	2.69%	2.70%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.28%	2.30%

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)
Net asset value, beginning of period	$18.98	$13.75	$15.33	$16.91	$14.87	$13.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)	0.01	0.14	0.17	0.14	0.18
Net realized and unrealized gain (loss) on investments	1.07	5.80	0.01	(E)	(1.27)	2.41	1.91
Total from investment operations	1.05	5.81	0.15	(1.10)	2.55	2.09

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.21)	(0.16)	(0.29)	(0.24)
From net realized gains on investments	(0.11)	(0.58)	(1.52)	(0.32)	(0.22)	—
Total distributions	(0.11)	(0.58)	(1.73)	(0.48)	(0.51)	(0.24)

Net asset value, end of period	$19.92	$18.98	$13.75	$15.33	$16.91	$14.87

Total return (B)	5.54	% (G)	42.86%	1.02%	(6.53)%	17.28%	16.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,415	$22,650	$13,016	$29,104	$34,533	$22,176
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.63	% (H)	1.69%	1.70%	1.56%	1.50%	1.47%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%	1.30%	1.28%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.50	)% (H)	(0.36)%	0.53%	0.75%	0.64%	1.00%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.16	)% (H)	0.05%	0.93%	1.02%	0.89%	1.22%
Portfolio turnover rate	23	% (G)	32%	108%	182%	146%	95%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.63	% (H)	1.69%	1.69%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%	1.30%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$24.69		$20.47	$19.50	$22.51	$19.64	$16.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.13)	—	0.11	(0.02)	0.05
Net realized and unrealized gain on investments	3.56		4.35	0.99	0.31	3.40	3.05
Total from investment operations	3.55		4.22	0.99	0.42	3.38	3.10

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.02)	(0.05)	—	—
From net realized gains on investments	(6.66)		—	—	(3.38)	(0.51)	—
Total distributions	(6.66)		—	(0.02)	(3.43)	(0.51)	—

Net asset value, end of period	$21.58		$24.69	$20.47	$19.50	$22.51	$19.64

Total return (B)	15.49	% (E)	20.62%	5.10%	3.04%	17.28%	18.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$89,239		$84,018	$84,563	$132,383	$139,479	$136,717
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.47	% (F)	1.48%	1.54%	1.45%	1.44%	1.44%
Expenses, net waiver and reimbursement	1.38	% (F)	1.38%	1.39%	1.37%	1.35%	1.35%
Net investment income (loss), before waiver and reimbursement	(0.21	)% (F)	(0.67)%	(0.14)%	0.45%	(0.18)%	0.16%
Net investment income (loss), net waiver and reimbursement	(0.12	)% (F)	(0.58)%	0.01%	0.54%	(0.09)%	0.26%
Portfolio turnover rate	19	% (E)	116%	106%	113%	87%	95%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)

Net asset value, beginning of period	$22.74		$18.99	$18.21	$21.35	$18.79	$15.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)		(0.28)	(0.13)	(0.05)	(0.17)	(0.09)
Net realized and unrealized gain on investments	3.25		4.03	0.91	0.29	3.24	2.94
Total from investment operations	3.15		3.75	0.78	0.24	3.07	2.85

LESS DISTRIBUTIONS:
From net realized gains on investments	(6.66)		—	—	(3.38)	(0.51)	—
Total distributions	(6.66)		—	—	(3.38)	(0.51)	—

Net asset value, end of period	$19.23		$22.74	$18.99	$18.21	$21.35	$18.79

Total return (B)	15.05	% (E)	19.75%	4.28%	2.26%	16.41%	17.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$37,824		$36,180	$35,572	$59,985	$58,216	$42,815
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.22	% (F)	2.23%	2.29%	2.20%	2.19%	2.19%
Expenses, net waiver and reimbursement	2.13	% (F)	2.13%	2.14%	2.12%	2.10%	2.10%
Net investment loss, before waiver and reimbursement	(0.96	)% (F)	(1.43)%	(0.89)%	(0.33)%	(0.93)%	(0.60)%
Net investment loss, net waiver and reimbursement	(0.87	)% (F)	(1.33)%	(0.74)%	(0.24)%	(0.84)%	(0.50)%
Portfolio turnover rate	19	% (E)	116%	106%	113%	87%	95%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.47	% (F)	1.48%	1.53%
Expenses, net waiver and reimbursement	1.38	% (F)	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.22	% (F)	2.23%	2.28%
Expenses, net waiver and reimbursement	2.13	% (F)	2.13%	2.13%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of period	$25.00		$20.67	$19.71	$22.72	$19.77		$16.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.08)	0.05	0.17	0.04		0.08
Net realized and unrealized gain on investments	3.61		4.41	0.99	0.31	3.42		3.08
Total from investment operations	3.63		4.33	1.04	0.48	3.46		3.16

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.08)	(0.11)	(0.00	) (B)	—
From net realized gains on investments	(6.66)		—	—	(3.38)	(0.51)		—
Total distributions	(6.66)		—	(0.08)	(3.49)	(0.51)		—

Net asset value, end of period	$21.97		$25.00	$20.67	$19.71	$22.72		$19.77

Total return (C)	15.61	% (E)	20.95%	5.32%	3.32%	17.60%		19.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$50,707		$51,163	$59,938	$147,479	$190,499		$90,821
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.22	% (F)	1.23%	1.29%	1.21%	1.19%		1.19%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%	1.14%	1.12%	1.10%		1.10%
Net investment income (loss), before waiver and reimbursement	0.04	% (F)	(0.43)%	0.10%	0.72%	0.08%		0.37%
Net investment income (loss), net waiver and reimbursement	0.13	% (F)	(0.33)%	0.25%	0.81%	0.17%		0.45%
Portfolio turnover rate	19	% (E)	116%	106%	113%	87%		95%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.22	% (F)	1.23%	1.28%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%	1.13%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty -eight series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”) . The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst Pivotal Growth (“Pivotal Growth”)	RCM Wealth Advisors, LLC (“RCM”)	Long-term capital appreciation
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Pivotal Growth, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,719,466	$—	$—	$38,719,466
Collateral for Securities Loaned	—	11,479,643	—	11,479,643
Total Assets	$38,719,466	$11,479,643	$—	$50,199,109

Energy Infrastructure
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$153,465,004	$—	$—	$153,465,004
Total Assets	$153,465,004	$—	$—	$153,465,004

Pivotal Growth
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,781,718	$—	$—	$8,781,718
Exchange-Traded Funds	111,124	—	—	111,124
Collateral for Securities Loaned	—	968,445	—	968,445
Short-Term Investments	2,323	—	—	2,323
Total Assets	$8,895,165	$968,445	$—	$9,863,610

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Global Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,554,560	$—	$—	$2,554,560
Common Stocks	75,174,528	—	—	75,174,528
Total Assets	$77,729,088	$—	$—	$77,729,088
Liability Derivatives(a,b)
Call Options Written	$1,600	$—	$—	$1,600
Total Liability Derivatives	$1,600	$—	$—	$1,600

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stocks	$56,102,196	$—	$—	$56,102,196
Put Options Purchased	31,500	—	—	31,500
Total Assets	$56,133,696	$—	$—	$56,133,696

Dynamic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$177,175,807	$—	$—	$177,175,807
Collateral for Securities Loaned	—	8,397,311	—	8,397,311
Total Assets	$177,175,807	$8,397,311	$—	$185,573,118

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for industry security classifications.

b)	Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID -19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2021, were as follows:

			Location of derivatives on Statements of Assets and	Fair value of
Fund	Derivative	Risk Type	Liabilities	Asset/Liability derivatives
Global Equity
	Call Options written	Equity	Options written	$(1,600)

Tactical Allocation
	Put Options Purchased	Equity	Investments in Securities	$31,500

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2021, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Options written	Equity	Net change in unrealized depreciation on written options	$1,200
			Totals	$1,200
Tactical Allocation
	Options purchased	Equity	Net change in unrealized depreciation on purchased options	$(445,051)
			Totals	$(445,051)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The contracts outstanding as of December 31, 2021 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Fund’s assets and liabilities available for offset net of collateral pledged as of December 31, 2021:

				Gross Amounts Not Offset in the Statement
				of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Global Equity
Description of Liability:
Options Written	Wall Street Access	$(1,600	) (1)	$1,600	(2)	$—	$—
Total		$(1,600)		$1,600		$—	$—
Tactical Allocation
Description of Asset:
Options Purchased	Trade Station	$31,500	(1)	$—		$—	$—
Total		$31,500		$—		$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the manager and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2021, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on federal income tax returns for all open tax years (tax years or periods ended 2018-2020 for the Funds) or expected to be taken in 2021 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

g)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Pivotal Growth	Annually	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

j)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

m)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

n)       Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$12,445,267	$17,261,242	$—	$—
Energy Infrastructure	19,663,469	15,784,115	—	—
Pivotal Growth	1,592,439	2,276,717	—	—
Global Equity	7,708,375	2,902,723	—	—
Tactical Allocation	16,381,632	12,265,092	—	—
Dynamic Alpha	33,696,353	52,152,787	—	—

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets.

For the six months ended December 31, 2021, the Manager waived management fees. The Manager may recapture a portion of the waived amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

						Management Fees
	Management	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2022	$47,002
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2022	43,681
Pivotal Growth	1.00%	1.53%	2.28%	1.28%	10/31/2022	64,034
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2022	131,459
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2022	98,374
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2022	79,818

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

	Recapture Expires
	No Later Than June 30,
Fund	2022	2023	2024
Insider Buying	$57,926	$71,022	$77,264
Energy Infrastructure	103,243	172,965	129,460
Pivotal Growth	67,033	86,806	108,497
Global Equity	156,528	254,667	249,594
Tactical Allocation	247,376	194,493	180,235
Dynamic Alpha	343,166	366,079	173,971

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in -person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund (the “Services Agreement”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement.

Pursuant to the Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2021 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Management Services fees” and “Compliance officer fees”.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

For the six months ended December 31, 2021, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$25,619	$34,620
Energy Infrastructure	36,083	101,021
Pivotal Growth	6,991	12,403
Global Equity	12,617	50,328
Tactical Allocation	11,858	109,178
Dynamic Alpha	108,370	186,264

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$46,826,214	$7,586,346	$(4,213,451)	$3,372,895
Energy Infrastructure	161,573,704	16,463,669	(24,572,369)	(8,108,700)
Pivotal Growth	10,065,641	960,868	(1,162,899)	(202,031)
Global Equity	56,909,762	24,737,330	(3,918,004)	20,819,326
Tactical Allocation	39,802,903	18,195,569	(1,864,776)	16,330,793
Dynamic Alpha	141,722,915	44,128,816	(278,613)	43,850,203

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 (for the period ended November 30, 2020 for the Energy Infrastructure Fund) and June 30, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	5,173,416	—	8,996,455	14,169,871
Pivotal Growth	—	—	—	—
Global Equity	1,047,662	—	—	1,047,662
Tactical Allocation	—	1,446,176	—	1,446,176
Dynamic Alpha	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	3,594,340	—	7,982,356	11,576,696
Pivotal Growth	105,613	—	56	105,669
Global Equity	1,660,853	733,267	—	2,394,120
Tactical Allocation	487,710	5,223,469	—	5,711,179
Dynamic Alpha	450,219	—	113,455	563,674

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for the Energy Infrastructure Fund in which its November 30, 2020 components of distributable earnings have been adjusted for June 30, 2021 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(339,180)	$(45,597,188)	$—	$15,575,838	$(30,360,530)
Energy Infrastructure	2,538,997	—	—	(41,464,523)	—	(1,786,011)	(40,711,537)
Pivotal Growth	—	287,221	(38,997)	—	—	694,544	942,768
Global Equity	718,721	—	—	(3,166,765)	—	18,110,481	15,662,437
Tactical Allocation	227,063	99,760	—	—	—	13,363,104	13,689,927
Dynamic Alpha	11,633,009	31,961,012	—	—	—	20,432,932	64,026,953

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$339,180
Energy Infrastructure	—
Pivotal Growth	38,997
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	—

At June 30, 2021, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2020 capital loss carryforwards are as follows):

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Insider Buying	$42,375,325	$3,221,864	$45,597,189	$—
Energy Infrastructure	12,810,775	28,671,752	41,482,527	—
Pivotal Growth	—	—	—	329,104
Global Equity	2,752,626	414,139	3,166,765	670,138
Tactical Allocation	—	—	—	—
Dynamic Alpha	—	—	—	6,814,137

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and adjustment for merger resulted in reclassifications for the Funds for the fiscal year ended June 30, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Insider Buying	$30,715,146	$(30,715,146)
Energy Infrastructure	—	—
Pivotal Growth	(92,111)	92,111
Global Equity	—	—
Tactical Allocation	—	—
Dynamic Alpha	13,955	(13,955)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Prior to January 28, 2021 the Funds had a $250,000,000 uncommitted line of credit. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2021, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2021
Insider Buying	$167,000	$45	3.25%	$118,000
Energy Infrastructure	818,114	3,250	3.25%	—
Pivotal Growth	30,353	186	3.25%	—
Dynamic Alpha	3,703,000	669	3.25%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2021 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

During the six months ended December 31, 2021, Global Equity and Tactical Allocation did not access the line of credit.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2021.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities
			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Insider Buying *	$10,675,505	$10,675,505	77.38%
Pivotal Growth *	938,727	938,727	1.91%
Dynamic Alpha *	8,206,291	8,206,291	0.37%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The below table shows the collateral held by each Fund at the six months ended December 31, 2021.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Insider Buying
Liabilities
Securities Loaned	US Bank	$(11,479,643)	$—	$(11,479,643)	$11,479,643	$—	$—

Pivotal Growth
Liabilities
Securities Loaned	US Bank	$(968,445)	$—	$(968,445)	$968,445	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$(8,397,311)	$—	$(8,397,311)	$8,397,311	$—	$—

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Energy	Pivotal	Dynamic
Owner	Buying	Infrastructure	Growth	Alpha
National Financial Services LLC	39.4%	—	—	—
LPL Financial, LLC *	—	32.9%	—	—
Charles Schwab & Co., Inc.	—	—	47.7%	28.6%

*	These owners are comprised of multiple investors and accounts.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

Approval of the Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SL Advisors, LLC with respect to the Catalyst Energy Infrastructure Fund

At a meeting held on November 15-16, 2021, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors, LLC (“SLA”) with respect to Catalyst Energy Infrastructure Fund (the “Fund”).The Board examined SLA’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and SLA’s profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Board discussed that there had been no changes in SLA’s key personnel managing the Fund. The Board recognized that SLA conducted thorough bottom-up fundamental analysis of potential investments and reviewed company filings, presentations, sell-side research, and industry publications before making investment decisions. The Board acknowledged that the portfolio manager also served as chief compliance officer and that SLA monitored regulatory risks by keeping abreast of proposed changes in legislation that impacted the energy sector as well as company-specific risks. The Board observed that SLA attempted to mitigate risk by maintaining portfolio diversification and observing limits on position sizing. The Board discussed that SLA selected broker dealers based on competitive commissions, ability to execute, and the quality of their service and trading technology platform. The Board noted that SLA reported no material compliance, regulatory, or litigation issues since the last renewal of the Sub-Advisory Agreement. The Board concluded that the services provided by SLA were satisfactory and in line with its expectations.

Performance. The Board noted that despite negative returns, the Fund outperformed the benchmark Alerian Total Return Index across the 3-year and since inception periods and had positive performance for the 1-year period. The Board concluded that the Fund’s performance was acceptable in light of the Fund’s investment strategy.

Fees and Expenses. The Board commented that Catalyst paid SLA half of the Catalyst’s total management fee of 1.25% less waivers, if any, with a maximum annual fee of 0.625%. The Board noted that SLA’s sub-advisory fee for the Fund was lower than the fee it charged to other client accounts. The Board concluded that SLA’s sub-advisory fee was not unreasonable.

Profitability. The Board acknowledged that, based on information provided by SLA, SLA was sub-advising the Fund at a marginal profit. The Board concluded, therefore, that SLA’s profits in connection with SLA were not excessive.

Economies of Scale. The Board considered whether SLA had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

the sub-advisory expense. The Board agreed that SLA did not appear to have materially benefited from economies of scale.

Conclusion. Having requested and received such information from SLA as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and SLA, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

Approval of the Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Lyons Wealth Management, LLC with respect to the Catalyst/Lyons Tactical Allocation Fund

At a meeting held on November 15-16, 2021, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Lyons Wealth Management, LLC (“Lyons”) with respect to Catalyst/Lyons Tactical Allocation Fund (the “Fund”)

The Board examined Lyons’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and Lyon’s profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that Lyons made investment decisions for the Fund based on its proprietary tactical allocation risk model and stock selection model. The Board reviewed Lyons’s view that its models kept the Fund fully invested during numerous bull market corrections. The Board noted that Lyons implemented its non-principal options hedging strategy to buffer the bear market spurred by the pandemic. The Board noted that Lyons maintained a security screen that restricted stock selection to only those companies that fell within Lyons’s investment parameters. The Board observed that Lyons adhered to investment limitations by reviewing daily and monthly reports that were disseminated to various Lyon’s personnel to allow for multiple reconciliation of inflows, outflows, and trade executions. The Board commented that Lyons’s chief compliance officer reviewed the operational, financial, and regulatory status of potential broker-dealers, and periodically reviewed broker-dealers once selected. The Board noted that Lyons reported no material compliance, regulatory or litigation issues since the Sub-Advisory Agreement’s most recent renewal. The Board concluded that the services provided by Lyons were in line with its expectations.

Performance. The Board observed that the Fund outperformed the Lipper Flexible Portfolio Funds Index for the 1-year, 5-year and since inception periods and had outperformed the Tactical Allocation Morningstar category across all periods. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board observed that Lyons’s sub-advisory fee was 50% of Catalyst’s net management fee, or a maximum of 0.625% annually. It noted that Lyons’s sub-advisory fee, which was paid to it by Catalyst, was lower than the fee it charged to other accounts. The Board concluded that Lyons’s sub-advisory fee was not unreasonable.

Profitability. The Board observed that, based on the information Lyons provided, Lyons was operating at loss in connection with the Fund. The Board considered the ancillary benefits received by Lyons from soft dollar arrangements. The Board concluded that excessive profitability was not an issue for Lyons at this time.

Economies of Scale. The Board considered whether Lyons had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

the sub-advisory expense. The Board agreed that Lyons did not appear to have benefited from material economies of scale.

Conclusion. Having requested and received such information from Lyons as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Lyons, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (7/01/21) and held for the entire period through 12/31/21.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/21	Value 12/31/21	During Period *	Value 12/31/21	During Period *
Catalyst Insider Buying Fund - Class A	1.53%	$1,000.00	$792.40	$6.91	$1,017.49	$7.78
Catalyst Insider Buying Fund - Class C	2.28%	1,000.00	789.40	10.28	1,013.71	11.57
Catalyst Insider Buying Fund - Class I	1.28%	1,000.00	793.50	5.79	1,018.75	6.51
Catalyst Energy Infrastructure Fund - Class A	1.68%	1,000.00	978.20	8.38	1,016.74	8.54
Catalyst Energy Infrastructure Fund - Class C	2.43%	1,000.00	974.50	12.09	1,012.96	12.33
Catalyst Energy Infrastructure Fund - Class I	1.43%	1,000.00	979.50	7.13	1,018.00	7.27
Catalyst Pivotal Growth Fund - Class A	1.53%	1,000.00	899.60	7.33	1,017.49	7.78
Catalyst Pivotal Growth Fund - Class C	2.28%	1,000.00	895.50	10.89	1,013.71	11.57
Catalyst Pivotal Growth Fund - Class I	1.28%	1,000.00	900.50	6.13	1,018.75	6.51
Catalyst/MAP Global Equity Fund - Class A	1.21%	1,000.00	1,046.20	6.24	1,019.11	6.16
Catalyst/MAP Global Equity Fund - Class C	1.96%	1,000.00	1,041.80	10.09	1,015.32	9.96
Catalyst/MAP Global Equity Fund - Class I	0.96%	1,000.00	1,047.80	4.96	1,020.37	4.89
Catalyst/Lyons Tactical Allocation Fund - Class A	1.53%	1,000.00	1,054.30	7.92	1,017.49	7.78
Catalyst/Lyons Tactical Allocation Fund - Class C	2.28%	1,000.00	1,050.40	11.78	1,013.71	11.57
Catalyst/Lyons Tactical Allocation Fund - Class I	1.28%	1,000.00	1,055.40	6.63	1,018.75	6.51
Catalyst Dynamic Alpha Fund - Class A	1.38%	1,000.00	1,154.90	7.50	1,018.25	7.02
Catalyst Dynamic Alpha Fund - Class C	2.13%	1,000.00	1,150.50	11.55	1,014.47	10.82
Catalyst Dynamic Alpha Fund - Class I	1.13%	1,000.00	1,156.10	6.14	1,019.51	5.75

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystEquity-SA21

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2022